Marketable debt securities - Changes in Bonds and Debentures (Details) - Marketable debt securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in financial instruments, Liabilities
Balance at beginning of year	€ 261,977	€ 246,619
Balance at year-end	235,269	261,977	€ 246,619
Bonds and debentures
Changes in financial instruments, Liabilities
Balance at beginning of year	208,455	195,498	176,719
Net inclusion of entities in the Group	785	0	0
Issues	54,905	64,184	68,306
Redemptions and repurchases	(62,699)	(52,462)	(48,319)
Exchange differences and other movements	(9,869)	1,235	(1,208)
Balance at year-end	191,577	208,455	195,498
Bonds and debentures | Banco Santander, S.A.
Changes in financial instruments, Liabilities
Issues	10,220	12,066	7,683
Redemptions and repurchases	(5,991)	(3,303)	(4,752)
Bonds and debentures | Santander Consumer USA Holdings, Inc.
Changes in financial instruments, Liabilities
Issues	12,246	15,631	15,627
Redemptions and repurchases	(13,959)	(14,517)	(11,939)
Bonds and debentures | Banco Santander (Brasil) S.A.
Changes in financial instruments, Liabilities
Issues	11,036	13,227	16,422
Redemptions and repurchases	(14,211)	(12,817)	(14,802)
Bonds and debentures | Santander UK Group Holdings plc
Changes in financial instruments, Liabilities
Issues	6,320	4,547	14,984
Redemptions and repurchases	(14,102)	(9,115)	(6,800)
Bonds and debentures | Santander Consumer Finance S.A.
Changes in financial instruments, Liabilities
Issues	2,394	5,150	3,605
Redemptions and repurchases	(4,371)	(2,550)	(2,366)
Bonds and debentures | SC Germany S.A., Compartment Consumer 2020-1
Changes in financial instruments, Liabilities
Issues	1,800	0	0
Bonds and debentures | Banco Santander Mexico S.a. Institucion De Banca Multiple Grupo Financiero Santander Mexico
Changes in financial instruments, Liabilities
Issues	1,770	577	560
Redemptions and repurchases	(415)	(159)	(579)
Bonds and debentures | Santander International Products, Plc
Changes in financial instruments, Liabilities
Issues	1,588	848	249
Redemptions and repurchases	(324)	(722)	(491)
Bonds and debentures | Santander Holding USA Inc.
Changes in financial instruments, Liabilities
Issues	1,269	2,778	1,210
Redemptions and repurchases	(1,201)	(1,990)	(903)
Bonds and debentures | Santander Consumer Bank AS
Changes in financial instruments, Liabilities
Issues	773	1,572	1,342
Redemptions and repurchases	(936)	(1,551)	(1,268)
Bonds and debentures | Banco Santander - Chile
Changes in financial instruments, Liabilities
Issues	766	1,644	1,483
Redemptions and repurchases	(1,974)	(848)	(204)
Bonds and debentures | SCF Rahoituspalvelut IX DAC
Changes in financial instruments, Liabilities
Issues	650	0	0
Bonds and debentures | PSA Financial Services, Spain, EFC, SA
Changes in financial instruments, Liabilities
Issues	605	0	0
Bonds and debentures | Santander Consumer Bank AG
Changes in financial instruments, Liabilities
Issues	500	750	0
Bonds and debentures | PSA Banque France
Changes in financial instruments, Liabilities
Issues	385	1,132	716
Redemptions and repurchases	(684)	0	0
Bonds and debentures | PSA Bank Deutschland GmbH
Changes in financial instruments, Liabilities
Issues	0	1,104	600
Redemptions and repurchases	0	(902)	(488)
Bonds and debentures | SCF Rahoituspalvelut KIMI VI DAC
Changes in financial instruments, Liabilities
Issues	0	799	0
Bonds and debentures | Banco Santander Totta, S.A.
Changes in financial instruments, Liabilities
Redemptions and repurchases	(784)	(739)	(41)
Bonds and debentures | Banca PSA Italia S.p.A.
Changes in financial instruments, Liabilities
Redemptions and repurchases	€ 0	€ 0	€ (600)